SCHEDULE OF CHANGES IN LEASE LIABILITY (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
At 1 April		$ 365,356
Increase in lease liability			482,619
Interest expense (note 8)		17,236	18,328
Lease modification adjustment	$ 25,837	(5,955)	(25,837)
Reduction in lease liability		(138,962)	(109,754)
At the end of the period/year		$ 237,675	$ 365,356